Bonds Payable - Major Terms of Overseas Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Overseas [member] | Issuance period one [Member]
Bonds payable [line items]
Overseas unsecured bonds	$ 1,000.0
Overseas [member] | Issuance period two [Member]
Bonds payable [line items]
Overseas unsecured bonds	750.0
Overseas [member] | Issuance period three [Member]
Bonds payable [line items]
Overseas unsecured bonds	$ 1,250.0
Overseas unsecured bonds [member] | Issuance period one [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2025-09
Coupon Rate	0.75%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period two [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2027-09
Coupon Rate	1.00%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period three [Member]
Bonds payable [line items]
Issuance starting period	2020-09
Issuance ending period	2030-09
Coupon Rate	1.375%
Repayment and Interest Payment	Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually